PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment are as follows:

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at December 31, 2022	131,990	498,052	3,070,534	258,673	238,614	4,197,863
Additions	2,014	29,948	113,282	36,416	242,155	423,815
Divestitures	—	(12,935)	(40,270)	(25,030)	(369)	(78,604)
Reclassifications	17,235	9,132	62,236	(2,303)	(88,603)	(2,303)
Translation differences and other movements	(10)	(1,050)	(49)	(2,511)	(5)	(3,625)
Balance at December 31, 2023	151,229	523,147	3,205,733	265,245	391,792	4,537,146
Additions	1,565	56,504	105,175	60,804	332,908	556,956
Divestitures	—	(2,853)	(75,491)	(7,039)	(78)	(85,461)
Reclassifications	1	80,119	116,426	(6,600)	(224,842)	(34,896)
Translation differences and other movements	18	509	(1,848)	4,459	(645)	2,493
Balance at December 31, 2024	152,813	657,426	3,349,995	316,869	499,135	4,976,238

Accumulated amortization at December 31, 2022	—	219,376	2,343,325	177,337	—	2,740,038
Depreciation	—	21,654	243,633	24,917	—	290,204
Divestitures	—	(8,338)	(39,322)	(18,401)	—	(66,061)
Translation differences and other movements	—	(624)	(15)	(1,596)	—	(2,235)
Balance at December 31, 2023	—	232,068	2,547,621	182,257	—	2,961,946
Depreciation	—	27,042	243,424	29,172	—	299,638
Divestitures	—	(1,516)	(72,308)	(6,540)	—	(80,364)
Reclassifications	—	(8,153)	(12,355)	(12,668)	—	(33,176)
Translation differences and other movements	—	(56)	(4,226)	3,692	—	(590)
Balance at December 31, 2024	—	249,385	2,702,156	195,913	—	3,147,454

Carrying amount at:
December 31, 2022	131,990	278,676	727,209	81,336	238,614	1,457,825
of which right-of use assets under IFRS 16	—	18,972	2,756	32,420	—	54,148
December 31, 2023	151,229	291,079	658,112	82,988	391,792	1,575,200
of which right-of use assets under IFRS 16	—	22,971	3,396	41,888	—	68,255
December 31, 2024	152,813	408,041	647,839	120,956	499,135	1,828,784
of which right-of use assets under IFRS 16	—	38,918	8,569	68,884	—	116,371

Disclosure of quantitative information about right-of-use assets
The following table summarizes the changes in the carrying amount of right-of-use assets for the year ended December 31, 2024 and 2023:

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at December 31, 2022	18,972	2,756	32,420	54,148
Additions	16,746	2,069	23,238	42,053
Disposals	(4,597)	—	(3,008)	(7,605)
Depreciation	(7,933)	(1,402)	(10,254)	(19,589)
Translation differences and other movements	(217)	(27)	(508)	(752)
Balance at December 31, 2023	22,971	3,396	41,888	68,255
Additions	27,474	7,529	39,676	74,679
Disposals	(1,231)	(2)	(17)	(1,250)
Depreciation	(10,445)	(2,364)	(13,977)	(26,786)
Translation differences and other movements	149	10	1,314	1,473
Balance at December 31, 2024	38,918	8,569	68,884	116,371

Disclosure of amounts recognized in Income Statement in relation to leases	Amounts recognized in the consolidated income statement in relation to leases for the year ended December 31, 2024 and 2023 were as follows:

	For the year ended December 31,
	2024	2023	2022
	(€ thousand)
Depreciation of right-of-use assets	26,786	19,589	16,833
Interest expense on lease liabilities	3,356	1,450	1,219
Variable lease payments not included in the measurement of lease liabilities	1,781	1,213	822
Expenses relating to short-term leases and leases of low-value assets	3,077	2,842	3,227
Total expenses recognized	35,000	25,094	22,101